Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions
Schedule of related party transactions

	For Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Revenue derived from:
Product sales revenue generated from Alibaba Group	—	5,954	8,607
Warehousing service revenue generated from Alibaba Group	33	34,614	70,566
Store operation service revenue generated from Alibaba Group	12,313	7,523	5,728
IT service revenue generated from Pengtai	2,062	—	—
Store operation service revenue generated from Pengtai	—	4,951	5,232
Store operation service revenue generated from Signify	6,160	5,912	6,493
Store operation service revenue generated from Kewei	1,565	938	2,985
Logistic service revenues collected by Creaway Group	68,556	64,572	12,814
Logistic service revenues generated from Creaway Group	2,333	2,239	1,363
Store operation service revenue generated from Aaoxue	—	3,175	1,522
Store operation service revenue generated from Benwei	—	6,321	5,375
Store operation service revenue generated from Mansen	—	1,443	195
Warehousing service revenue generated from Signify	2,787	91	—
Others	12	1,979	1,015
	95,821	133,758	113,288

Service fees:
Marketing and platform service fees paid to Alibaba Group	752,833	746,858	278,938
Logistic service fees paid to Alibaba Group	72,459	47,569	38,373
Outsourcing labor cost paid to Juxi	15,167	6,406	6,493
Marketing and platform service fees paid to Kewei	26,986	52,806	16,337
Logistic service fees paid to Shanggao	330	—	—
Marketing and platform service fees paid to Baichen	6,230	715	723
Outsourcing labor cost paid to Zunrui	10,273	—	—
Logistic service expenses advanced by Creaway Group	57,904	13,410	1,330
Logistic service expenses paid to Creaway Group	2,244	4,339	2,902
Logistic service expenses paid to BBD	—	8,224	718
IT service fees paid to Alibaba Group	—	10,718	12,755
Others	1,414	1,374	3,863

Schedule of related party balances

	As of December 31,
	2022	2023
	RMB	RMB
Amounts due from Alibaba Group (1)	38,405	48,096
Amounts due from Signify (2)	3,648	1,709
Amounts due from Kewei (3)	5,580	900
Amounts due from Pengtai	2,002	2,049
Amounts due from Creaway Group	6,906	6,631
Amounts due from BBD	19,110	—
Amounts due from Leier	6,300	—
Amounts due from Aaoxue	3,222	509
Amounts due from Benwei	6,564	3,815
Amounts due from Mansen	1,454	—
Amounts due from Seasame	—	22,747
Others	79	205
Total amount due from related parties	93,270	86,661

Amounts due to Alibaba Group (1)	21,339	30,485
Amounts due to Juxi (4)	1,507	453
Amounts due to Creaway Group	2,935	1,028
Amounts due to BBD	4,151	—
Others	502	152
Total amount due to related parties	30,434	32,118
(1)	Amounts due from Alibaba Group consisted of receivables of RMB38,405 and RMB48,096 to be collected from Alibaba Group for deposits paid to Alibaba, store operation services and warehousing services provided by the Group as of December 31, 2022 and 2023, respectively. Amounts due to Alibaba Group consisted of payables of RMB21,339 and RMB30,485 for logistic, marketing and platform services, and commission fees as of December 31, 2022 and 2023, respectively.
(2)	Amounts due from Signify consisted of the receivables for store operation services, warehousing services and IT services provided by the Group.
(3)	Amounts due from Kewei consisted of the receivables for store operation services provided by the Group and the advance payment made by the Group to support its operating.
(4)	Amounts due to Juxi consisted of the payables for outsourcing labor cost provided to the Group.